First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments
October 31, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS — 98.7%
	Alabama — 3.1%
$530,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser C-1 (Mandatory put 06/01/29)	5.25%	02/01/53	$565,209
1,340,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser F (Mandatory put 12/01/28)	5.50%	11/01/53	1,416,581
1,000,000	Black Belt Energy Gas Dist AL Gas Sply Rev, Ser B (Mandatory put 12/01/30)	5.25%	12/01/53	1,086,213
1,500,000	Homewood AL Eductnl Bldg Auth Rev Stdt Hsg & Parking Proj, Ser C	5.50%	10/01/49	1,537,740
5,000,000	Mobile AL Indl Dev Brd Poll Control Rev AL Pwr Barry Plt, 1st Ser (a)	3.95%	06/01/34	5,000,000
1,000,000	Mobile AL Indl Dev Brd Sol Wst Disp Rev Var AL Pwr Barry Plant (a)	4.00%	06/01/34	1,000,000
6,000,000	Mobile Cnty AL Indl Dev Auth Sol Wst Disp Rev AM/NS Calvert LLC Proj, Ser B, AMT	4.75%	12/01/54	5,612,248
2,425,000	SE Energy Auth AL Cmdy Sply Rev Proj #1, Ser A (Mandatory put 10/01/28)	4.00%	11/01/51	2,481,062
3,000,000	SE Energy Auth Cooperative Dist AL Energy Sply Rev, Ser A	5.00%	11/01/35	3,201,455
1,700,000	Univ of AL at Birmingham Gen Rev Brd of Trustees, Ser B	3.00%	10/01/41	1,475,280
2,500,000	Walker Cnty AL Econ & Indl Dev Auth Sol Wst Disp Rev Var AL Pwr Co Plant Gorgas Proj, AMT (a)	4.00%	08/01/63	2,500,000
				25,875,788
	Arizona — 4.2%
1,075,000	AZ St Hlth Facs Auth Var Banner Hlth Rmkt, Ser C (a)	3.90%	01/01/46	1,075,000
1,790,000	AZ St Indl Dev Auth Edu Rev Acads of Math & Science Proj (b)	5.00%	07/01/39	1,791,768
610,000	AZ St Indl Dev Auth Edu Rev Acads of Math & Science Proj (b)	5.00%	07/01/49	563,871
1,000,000	AZ St Indl Dev Auth Edu Rev Acads of Math & Science Proj, Ser B (b)	5.00%	07/01/29	1,008,069
2,075,000	AZ St Indl Dev Auth Edu Rev Doral Acdmy NV Fire Mesa & Red Rock Cmps Proj, Ser A	5.00%	07/15/39	2,080,002
400,000	AZ St Indl Dev Auth Edu Rev Lone Mountain Cmps Proj, Ser A (b)	5.00%	12/15/39	400,648
700,000	AZ St Indl Dev Auth Edu Rev Lone Mountain Cmps Proj, Ser A (b)	5.00%	12/15/49	642,891
1,250,000	AZ St Indl Dev Auth Edu Rev Pinecrest Acdmy Horizon Inspirada & St Rose Cmps, Ser A (b)	5.75%	07/15/38	1,258,835
300,000	AZ St Indl Dev Auth Edu Rev Ref Basis Sch Projs, Ser D (b)	5.00%	07/01/37	301,812
1,670,000	AZ St Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser A (b)	5.13%	07/01/37	1,675,709
2,240,000	AZ St Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser A (b)	5.25%	07/01/47	2,209,101
550,000	AZ St Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser D (b)	4.00%	07/01/27	549,769
365,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (b)	4.00%	07/15/33	350,289
385,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (b)	4.00%	07/15/34	364,721
950,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (b)	4.00%	07/15/41	790,240
1,500,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (b)	4.00%	07/15/51	1,097,497
1,835,000	AZ St Indl Dev Auth Edu Rev Somerset Acdmy of LV Aliante & Skye Canyon Cmps Proj, Ser A (b)	4.00%	12/15/41	1,596,644
1,000,000	AZ St Indl Dev Auth Edu Rev Somerset Acdmy of LV Aliante & Skye Canyon Cmps Proj, Ser A (b)	4.00%	12/15/51	773,473
1,000,000	AZ St Indl Dev Auth Edu Rev Var Academies of Math & Science Projs, Ser A (Mandatory put 07/01/35) (b)	4.88%	07/01/60	1,004,035

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Arizona (Continued)
$1,000,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Legacy Trad Schs Proj Auth, Ser B (b)	5.00%	07/01/39	$1,016,933
2,035,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Legacy Trad Schs Proj Auth, Ser B (b)	5.00%	07/01/49	1,967,123
260,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Paradise Schs Projs Paragon Mgmt Inc (b)	4.00%	07/01/26	259,197
1,000,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Paradise Schs Projs Paragon Mgmt Inc (b)	5.00%	07/01/47	916,400
3,000,000	Maricopa Cnty Indl Dev Auth Exempt Facs Rev Comml Metals Co Proj, AMT (b)	4.00%	10/15/47	2,558,280
2,000,000	Phoenix AZ Indl Dev Auth Edu Rev Ref Fac Legacy Trad Schs Projs (b)	5.00%	07/01/45	1,951,627
2,000,000	Phoenix AZ Indl Dev Auth Hotel Rev Sr Falcon Properties LLC Proj, Ser A (b)	4.00%	12/01/51	1,342,154
100,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Ref Downtown Phoenix Stdt Hsg LLC AZ St Univ Proj, Ser A	5.00%	07/01/27	102,031
1,000,000	Pima Cnty AZ Indl Dev Auth Sr Living Rev La Posada at Pusch Ridge Proj, Ser A (b)	6.75%	11/15/42	1,087,364
1,500,000	Sierra Vista AZ Indl Dev Auth Ed Fac Rev American Leadership Acdmy Proj (b)	5.00%	06/15/54	1,376,696
1,000,000	Tempe AZ Indl Dev Auth Rev Friendship Vlg of Tempe Proj, Ser A	4.38%	12/01/36	1,000,660
1,000,000	Tempe AZ Indl Dev Auth Rev Friendship Vlg of Tempe Proj, Ser A	5.38%	12/01/46	1,003,866
1,000,000	Tempe AZ Indl Dev Auth Rev Friendship Vlg of Tempe Proj, Ser A	5.63%	12/01/55	1,007,873
				35,124,578
	Arkansas — 0.9%
4,000,000	AR Dev Fin Auth Envrnmntl Rev Sustainable Bond US Steel Corp Proj, AMT	5.45%	09/01/52	4,019,868
1,000,000	AR Dev Fin Auth Envrnmntl Rev Sustainable Bond US Steel Corp Proj, AMT	5.70%	05/01/53	1,021,391
2,000,000	AR St Dev Fin Auth Indl Dev Rev Sustainable Bonds Hybar Steel Proj, Ser A, AMT (b)	6.88%	07/01/48	2,155,475
				7,196,734
	California — 3.4%
2,500,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bond, Ser A-1 (Mandatory put 04/01/32)	5.00%	05/01/54	2,724,531
8,000,000	CA Cnty CA Tobacco Securitization Agy Tobacco Settle Cap Apprec Stanislaus, Subser A	(c)	06/01/46	1,829,475
250,000	CA Pub Fin Auth Sr Living Rev Enso Vlg Proj Sustainable Bond, Ser A (b)	5.00%	11/15/51	223,538
250,000	CA Sch Fin Auth Sch Fac Rev Ref Value Schs, Ser A (b)	5.25%	07/01/48	253,867
650,000	CA St Enterprise Dev Auth Chrt Sch Rev The Rocklin Acdmy Proj (b)	5.00%	06/01/54	612,553
2,500,000	CA St Hlth Facs Fing Auth Rev El Camino Hosp	5.00%	02/01/42	2,535,442
1,050,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Acdmy Proj, Ser A (b)	5.00%	07/01/38	1,045,511
2,000,000	CA St Muni Fin Auth Rev CA Baptist Univ, Ser A (b)	5.00%	11/01/46	1,929,096
775,000	CA St Muni Fin Auth Rev Ref CA Baptist Univ, Ser A (b)	5.38%	11/01/45	792,045
205,000	CA St Muni Fin Auth Rev Ref Eisenhower Med Ctr, Ser A	5.00%	07/01/32	209,406
1,250,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	5.00%	10/01/44	1,254,328
1,000,000	CA St Muni Fin Auth Spl Fac Rev United Airls Inc Proj, AMT	4.00%	07/15/29	1,011,122
1,300,000	CA St Muni Fin Auth Spl Tax Rev Bold Prog, Ser B	5.75%	09/01/53	1,381,293

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$1,250,000	CA St Poll Control Fing Auth Wtr Furnishing Rev Plant Bonds, AMT (b)	5.00%	07/01/37	$1,251,159
550,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (b)	5.00%	12/01/33	568,097
2,000,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (b)	5.50%	12/01/58	2,007,925
1,000,000	CA Stwd Cmntys Dev Auth Rev Ref CA Baptist Univ, Ser A (b)	5.00%	11/01/41	1,000,709
1,500,000	CSCDA Cmnty Impt Auth CA Essential Hsg Rev The Link Glendale Sustainable Bonds, Ser A-2 (b)	4.00%	07/01/56	1,160,743
500,000	CSCDA Cmnty Impt Auth CA Essential Hsg Rev Union S Bay Sustainable Bonds, Ser A-2 (b)	4.00%	07/01/56	408,403
300,000	Morongo Band of Mission Indians CA Rev Ref, Ser B (b)	5.00%	10/01/42	303,686
450,000	Palm Desert CA Spl Tax Ref Univ Park	4.00%	09/01/41	432,510
3,735,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev, Ser A, AMT	5.00%	05/01/44	3,811,346
1,615,000	San Luis Obispo Cnty CA Fing Auth Lease Rev Multiple Capital Projs Ref, Ser A	5.25%	11/15/42	1,775,613
				28,522,398
	Colorado — 5.5%
1,500,000	Aerotropolis Regl Tranprtn Auth CO Spl Rev (b)	5.50%	12/01/44	1,515,819
1,000,000	Aerotropolis Regl Tranprtn Auth CO Spl Rev (b)	5.75%	12/01/54	1,010,803
1,120,000	Allison Vly Met Dist #2 CO Ref	4.70%	12/01/47	1,040,190
525,000	Brighton Crossing Met Dist #6 CO, Ser A	5.00%	12/01/35	532,012
1,125,000	Canyons Met Dist #5 CO Ref Subord, Ser B	6.50%	12/15/54	1,132,164
1,175,000	CCP Met Dist No 3 CO Ref	5.00%	12/01/53	1,170,982
500,000	CO St Hlth Facs Auth Rev Ref Christian Living Neighborhoods Proj	5.00%	01/01/31	500,565
1,400,000	CO St Hlth Facs Auth Rev Ref Christian Living Neighborhoods Proj	5.00%	01/01/37	1,400,962
950,000	CO St Hlth Facs Auth Rev Ref Commonspirit Hlth, Ser A-1	4.00%	08/01/39	941,662
1,275,000	CO St Hlth Facs Auth Rev Ref Frasier Meadows Retmnt Cmnty Proj, Ser A	5.25%	05/15/30	1,308,068
670,000	CO St Hlth Facs Auth Rev Ref Frasier Proj, Ser 2023A	4.00%	05/15/35	672,737
1,125,000	CO St Hlth Facs Auth Rev Ref Frasier Proj, Ser 2023A	4.00%	05/15/41	1,045,857
500,000	CO St Hlth Facs Auth Rev Ref Frasier Proj, Ser 2023A	4.00%	05/15/48	425,606
1,000,000	CO St Hlth Facs Auth Rev Ref, Ser A	5.25%	05/15/48	1,013,429
325,773	CO St Hlth Facs Auth Rev Sr Living Ralston Creek Arvada Proj, Ser A (d) (e)	5.25%	11/01/32	6,515
1,120,000	Denver City & Cnty CO Arpt Rev Ref, Ser D, AMT	5.75%	11/15/40	1,248,857
1,100,000	Denver City & Cnty CO Arpt Rev Ref, Ser D, AMT	5.75%	11/15/45	1,188,473
1,220,000	Denver City & Cnty CO Arpt Rev, Ser A, AMT	5.00%	11/15/41	1,289,412
500,000	Denver CO Intl Busn Ctr CO Met Dist #1 Subord, Ser B	6.00%	12/01/48	502,711
1,700,000	Elbert & Hwy 86 CO Comml Spl Rev & Tax Supported Ref Sr Bonds, Ser A (b)	5.00%	12/01/41	1,707,998
1,510,000	Elbert & Hwy 86 CO Comml Spl Rev & Tax Supported Ref Sr Bonds, Ser A (b)	5.00%	12/01/51	1,417,422
1,500,000	Four Corners Busn Impt Dist CO Ltd Tax Supported	6.00%	12/01/52	1,515,940
1,000,000	Grandview Reserve Met Dist #3 CO Sr Bonds, Ser A (d)	6.25%	12/01/52	995,727
575,000	Jefferson Ctr CO Met Dist #1 Spl Rev, Ser A-2	4.13%	12/01/40	539,598
500,000	Kinston Met Dist CO #5 Ref Sr, Ser A (b)	5.50%	12/01/45	507,043
1,000,000	Lanterns Met Dist #3, Ser A-1	7.25%	12/01/53	1,041,023

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Colorado (Continued)
$1,000,000	Meridian Ranch Met Dist 2018 Subdistrict CO	6.75%	12/01/52	$1,015,656
905,000	Mountain Brook Met Dist CO	4.50%	12/01/41	775,886
1,145,000	Newlin Crossing Met Dist CO, Ser A (b)	5.38%	12/01/54	1,148,462
2,500,000	Palisade CO Met Dist #2 Ltd Tax Ref Convertible Sub, Ser B, CABS, steps up to 5.88% on 12/15/26 (b) (f)	0.00%	12/15/54	2,371,122
1,000,000	Peak Met Dist #1 CO, Ser A (b)	5.00%	12/01/41	920,572
1,200,000	Pinon Pines Met Dist #2 CO MDD	5.00%	12/01/50	1,236,198
2,470,000	Pinon Pines Met Dist #3 CO Conv, CABS, steps up to 5.88% on 12/01/27 (f)	0.00%	12/01/54	2,228,700
975,000	Poudre Heights Vly Met Dist CO, Ser A (b)	5.50%	12/01/54	927,215
1,500,000	Prairie Ctr CO Met Dist #3 Ltd Property Tax Supported Pri Ref, Ser A (b)	5.00%	12/15/41	1,503,472
3,550,000	Red Barn Met Dist CO Ref, Ser A	5.50%	12/01/55	3,579,197
550,000	Sterling Ranch Cmnty Auth Brd CO Supported Rev Ref Sr, Ser A	6.13%	12/01/39	575,185
1,410,000	Sunset Parks Met Dist CO, Ser A (b)	5.13%	12/01/54	1,379,204
900,000	Thompson Crossing Met Dist #4 CO Ref	5.00%	12/01/39	904,607
1,200,000	Vlg Met Dist CO, Ser A	5.75%	12/01/55	1,211,067
700,000	W Meadow Met Dist CO Ref Sr Bonds, Ser A (b)	6.00%	12/01/38	728,290
				46,176,408
	Connecticut — 0.8%
800,000	CT St Hlth & Eductnl Facs Auth Rev Hartford Hlthcare, Ser A	4.00%	07/01/37	804,950
2,500,000	CT St Hlth & Eductnl Facs Auth Rev Sustainable Bonds Goodwin Univ Obligated Grp, Ser A1	5.00%	07/01/44	2,463,191
1,000,000	Stamford CT Hsg Auth Ref Mozaic Concierge Living Proj, Ser A	6.38%	10/01/45	1,028,854
2,200,000	Stamford CT Hsg Auth Ref Mozaic Concierge Living Proj, Ser A	6.50%	10/01/55	2,245,925
				6,542,920
	Delaware — 0.5%
780,000	Bridgeville DE Spl Oblig Heritage Shores Spl Dev Dist (b)	5.25%	07/01/44	789,611
3,140,000	DE St Hlth Facs Auth Rev Beebe Med Ctr, BAM	5.00%	06/01/48	3,146,781
214,000	Millsboro DE Spl Oblig Ref Plantation Lakes Spl Dev Dist (b)	5.00%	07/01/28	215,655
				4,152,047
	District of Columbia — 0.6%
1,470,000	Met WA DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.00%	10/01/42	1,548,955
1,450,000	Met WA DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.25%	10/01/43	1,535,378
2,000,000	Met WA DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.50%	10/01/45	2,189,018
				5,273,351
	Florida — 16.0%
705,000	Alachua Cnty FL Hlth Facs Auth CCRC Ref Oak Hammock at the Univ of FL Inc Proj	4.00%	10/01/40	663,644
100,000	Ave Maria FL Stewardship Cmnty Dist Capital Impt Rev Maple Ridge Phase 4 Proj (b)	4.30%	05/01/42	95,075
1,655,000	Ave Maria FL Stewardship Cmnty Dist Capital Impt Rev Maple Ridge Phase 4 Proj (b)	4.45%	05/01/52	1,484,847
2,380,000	Ave Maria FL Stewardship Cmnty Dist Capital Impt Rev Phase 4 Master Impt Proj (b)	5.25%	05/01/43	2,434,546
600,000	Babcock Ranch Cmnty Indep Spl Dist FL Spl Assmnt Rev Proj, Ser 2021	4.00%	05/01/52	497,319
1,000,000	Babcock Ranch Cmnty Indep Spl Dist FL Spl Assmnt Rev Proj, Ser 2022	5.00%	05/01/53	968,534
1,000,000	Berry Bay CDD FL Spl Assmnt Rev Assmnt Area One	3.63%	05/01/41	850,602

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$500,000	Berry Bay II CDD FL Spl Assmnt Proj, Ser 2024	5.20%	05/01/44	$499,398
2,000,000	Bexley CDD FL Spl Assmnt Rev	4.88%	05/01/47	1,952,123
1,000,000	Braddock Lakes CDD FL Capital Impt Rev	5.55%	05/01/45	1,001,805
1,600,000	Bridgewater N Cmnty Dev Dist FL Capital Impt Rev	4.00%	05/01/42	1,437,775
1,985,000	Capital Projs Fin Auth FL Eductnl Facs Rev Ref Navigator Acdmy of Leadership Obligated Grp Proj (b)	5.00%	06/15/44	1,884,900
1,700,000	Capital Projs Fin Auth FL Eductnl Facs Rev Ref Navigator Acdmy of Leadership Obligated Grp Proj (b)	5.00%	06/15/54	1,569,366
525,000	Capital Trust Agy FL Eductnl Facs Rev Academir Chrt Schs Inc Proj, Ser A (b)	4.00%	07/01/51	401,053
135,000	Capital Trust Agy FL Eductnl Facs Rev Liza Jackson Preparatory Sch Inc Proj, Ser A	4.00%	08/01/30	135,906
1,070,000	Capital Trust Agy FL Eductnl Facs Rev Liza Jackson Preparatory Sch Inc Proj, Ser A	5.00%	08/01/40	1,083,622
250,000	Capital Trust Auth FL Eductnl Facs Rev FL Institute of Technology Proj, Ser A (b)	5.00%	07/01/45	243,992
1,000,000	Capital Trust Auth FL Eductnl Facs Rev FL Institute of Technology Proj, Ser A (b)	5.25%	07/01/50	986,341
1,000,000	Celebration Pointe Cmnty Dev Dist No 1 FL Spl Assmnt Rev (d) (e)	4.00%	05/01/53	800,000
1,000,000	Charlotte Cnty FL Indl Dev Auth Util Sys Rev Town & Country Utils Proj (b)	5.00%	10/01/34	1,020,646
4,750,000	Charlotte Cnty FL Indl Dev Auth Util Sys Rev Town & Country Utils Proj, Ser A, AMT (b)	4.00%	10/01/51	3,979,158
485,000	Coco Palms FL CDD Spl Assmnt	4.50%	05/01/32	489,754
1,000,000	Coco Palms FL CDD Spl Assmnt	5.00%	05/01/46	1,000,431
1,500,000	Connerton E CDD FL Spl Assmnt Area One	5.25%	06/15/43	1,545,676
500,000	Crossings CDD FL Spl Assmnt Area Two	5.60%	05/01/54	503,274
1,000,000	Crosswinds E CDD FL Spl Assmnt Area One Proj	5.50%	05/01/44	1,022,439
1,500,000	Crosswinds E CDD FL Spl Assmnt Area One Proj	5.75%	05/01/54	1,526,530
600,000	Cypress Bluff CDD FL Spl Assmnt Del Web Proj, Ser A (b)	3.63%	05/01/40	558,914
1,640,000	Eden Hills Cmnty Dev Dist FL Spl Assmnt	4.00%	05/01/42	1,524,683
1,765,000	Edgewater E CDD FL Spl Assmnt Rev Assmnt Area One	4.00%	05/01/51	1,391,846
2,635,000	Edgewater E CDD FL Spl Assmnt Rev Assmnt Area Two	4.00%	05/01/52	2,138,501
3,040,000	Epperson N CDD FL Capital Impt Rev Assmnt Area #2	4.00%	05/01/51	2,550,112
720,000	Epperson N CDD FL Capital Impt Rev Assmnt Area 1, Ser A-1 (b)	5.00%	11/01/29	735,916
995,000	Epperson N CDD FL Capital Impt Rev Assmnt Area 1, Ser A-1 (b)	5.50%	11/01/39	1,029,529
1,250,000	Fallschase Cmnty Dev Dist FL Spl Assmnt	3.38%	05/01/41	1,069,888
1,000,000	FL Loc Govt Fin Commn Sr Living Rev Fleet Landing at Nocatee Proj, Ser A (b)	6.63%	11/15/45	1,051,954
1,385,000	FL St Dev Fin Corp Eductnl Facs Rev Ref Global Outreach Chrt Acdmy Proj, Ser A (b)	4.00%	06/30/56	899,300
1,000,000	FL St Dev Fin Corp Sol Wst Disp Rev Var GFL Solid Wst SE LLC Proj, Ser A, AMT (Mandatory put 10/01/31) (b)	4.38%	10/01/54	1,015,704
2,000,000	FL St Dev Fin Corp Sol Wst Disp Rev Var Wst Pro USA Inc Proj, AMT (Mandatory put 07/01/26) (b)	6.13%	07/01/32	2,016,897
1,005,000	FL St Dev Fin Corp Sr Living Rev Ref Mayflower Retmnt Cmnty Proj, Ser A (b)	4.00%	06/01/41	851,671
750,000	FL St Dev Fin Corp Sr SFP Tampa I The Henry Proj, Ser A1 (b)	5.00%	06/01/44	734,947
500,000	Forest Lake Cmnty Dev Dist FL Spl Assmnt Area 1 Proj (b)	4.00%	05/01/40	477,535
1,750,000	Fort Lauderdale FL Wtr & Swr Rev Enabling Wks Proj, Ser A	5.50%	09/01/53	1,900,316

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$190,000	Gardens at Hammock Beach CDD FL Spl Assmnt Area One, Ser 1	4.80%	05/01/31	$193,594
300,000	Gardens at Hammock Beach CDD FL Spl Assmnt Area One, Ser 1	5.38%	05/01/44	305,211
2,405,000	Gulfstream Polo Cmnty Dev Dist FL Spl Assmnt Phase 2 Proj	4.38%	11/01/49	2,085,108
2,000,000	Halifax FL Hosp Med Ctr Ref	5.00%	06/01/36	2,014,037
440,000	Hamilton Bluff Cmnty Dev Dist FL Spl Assmnt Area One Proj	4.70%	05/01/31	448,221
500,000	Hamilton Bluff Cmnty Dev Dist FL Spl Assmnt Area One Proj	5.50%	05/01/44	507,102
1,000,000	Hamilton Bluff Cmnty Dev Dist FL Spl Assmnt Area One Proj	5.80%	05/01/54	1,008,888
1,825,000	Hillsborough Cnty FL Aviation Auth Pfc Sub Tampa Intl Arpt, Ser A, AMT	5.00%	10/01/48	1,832,166
500,000	Hillsborough Cnty FL Aviation Auth Tampa Intl Arpt, Ser B, AMT	5.50%	10/01/49	537,978
520,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev Azario Proj	3.75%	05/01/40	485,481
2,565,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev Lakewood Ranch SE Proj	5.80%	05/01/45	2,666,449
1,750,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev Lakewood Ranch SE Proj	6.00%	05/01/56	1,813,853
750,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev N E Sector Proj Phase 1A	5.00%	05/01/38	764,672
765,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev Palm Grove Proj	5.50%	05/01/55	771,372
100,000	Lakewood Ranch Fl Stewardship Dist Spl Assmnt Rev Ref NE Sector Proj Phase 2B (b)	4.00%	05/01/50	83,434
1,325,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev Stewardship Dist Azario Proj	4.00%	05/01/50	1,105,507
1,295,000	Langley S CDD FL Spl Assmnt Area One	5.13%	05/01/44	1,295,459
1,150,000	Lee Cnty FL Indl Dev Auth Hlthcare Facs Rev Shell Point Waterside Hlth Proj	5.00%	11/15/49	1,128,101
300,000	LTC Ranch W Rsdl Cmnty Dev Dist Spl Assmnt Rev Assmnt Area Two Proj Pod 5, Ser AA2	5.70%	05/01/44	305,041
1,130,000	Mangrove Point & Mangrove Manor CDD Capital Impt	4.25%	05/01/42	990,005
435,000	Mangrove Point & Mangrove Manor CDD Capital Impt	4.38%	05/01/52	354,310
2,570,000	Miami-Dade Cnty FL Aviation Rev Ref, Ser A, AMT	5.00%	10/01/38	2,573,485
2,500,000	Miami-Dade Cnty FL Aviation Rev, Ser A, AMT	5.00%	10/01/49	2,513,350
1,900,000	Miami-Dade Cnty FL Seaport Rev Ref Sr Bonds, Ser A, AMT	5.25%	10/01/52	1,942,876
1,880,000	N Park Isle Cmnty Dev Dist FL Spl Assmnt Rev Assmnt Area One	4.50%	05/01/40	1,881,610
1,500,000	N Park Isle Cmnty Dev Dist FL Spl Assmnt Rev Assmnt Area Two	3.38%	11/01/41	1,284,041
1,000,000	N Springs FL Impt Dist Parkland Bay Assmt Area (b)	4.88%	05/01/38	1,013,082
2,000,000	N Sumter Cnty FL Util Dependent Dist Util Rev Sr Central Sumter Util	5.00%	10/01/49	2,048,007
1,500,000	Normandy CDD FL Capital Impt Rev Assmnt Area One (b)	5.30%	05/01/44	1,475,664
225,000	Nthrn Palm Beach Cnty FL Impt Dist	3.45%	08/01/41	182,734
1,240,000	Okaloosa Cnty FL Indl Dev Rev Air Force Enlisted Vlg Inc Proj (b)	5.50%	05/15/45	1,260,401
1,000,000	Okaloosa Cnty FL Indl Dev Rev Air Force Enlisted Vlg Inc Proj (b)	5.75%	05/15/55	1,016,337
1,300,000	Old Hickory CDD FL Spl Assmnt Spl Asmt	4.00%	06/15/40	1,219,068
1,800,000	Palm Beach Cnty FL Hlth Facs Auth Acts Retmnt Life Cmntys Inc, Ser A	5.00%	11/15/45	1,800,961
1,000,000	Palm Beach Cnty FL Rev Sr Bond Provident Grp PBAU Properties II LLC, Ser A (b)	5.75%	10/01/55	1,033,466
465,000	Parkland Preserve CDD FL Spl Assmnt Rev 2019A Spl Assmnts, Ser A	5.25%	05/01/39	480,631
925,000	Parrish Lakes CDD Capital Impt Rev Assmnt Area Three	5.50%	05/01/44	936,764
800,000	Pioneer Ranch CDD FL Spl Assmnt	5.00%	05/01/44	784,842

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$1,000,000	Polk Cnty FL Indl Dev Auth Mineral Dev LLC Secondary Phosphate Tailings Recovery Proj (e) (g)	5.88%	01/01/33	$390,000
610,000	Pompano Beach FL Rev John Knox Vlg Proj, Ser A	4.00%	09/01/41	555,902
1,050,000	Pompano Beach FL Rev Ref John Knox Vlg Proj	4.00%	09/01/50	853,256
690,000	Prosperity Lakes Cmnty Dev Dist FL Spl Assmnt Area One	5.88%	12/15/43	735,979
995,000	Prosperity Lakes Cmnty Dev Dist FL Spl Assmnt Area One	6.13%	12/15/53	1,064,554
1,730,000	Reunion E FL CDD Spl Assmnt, Ser 2021	4.00%	05/01/51	1,434,062
390,000	Rivington CDD FL Spl Assmnt Rev 2022 Assmnt Area	4.00%	05/01/52	324,237
760,000	Rivington CDD FL Spl Assmnt Rev Assmnt Area	3.38%	05/01/31	737,967
500,000	Saint Johns Cnty FL Indl Dev Auth Sr Living Rev Ref Vicar’s Landing Proj, Ser A	4.00%	12/15/36	468,329
750,000	Saint Johns Cnty FL Indl Dev Auth Sr Living Rev Ref Vicar’s Landing Proj, Ser A	4.00%	12/15/41	654,068
2,765,000	Saltleaf CDD FL Capital Impt Rev	6.00%	05/01/56	2,823,695
1,880,000	Sandridge Cmnty Dev Dist FL Spl Assmnt Rev Phase II Proj	4.30%	05/01/52	1,614,778
2,000,000	Sawyers Landing CDD FL Spl Assmnt Rev	4.13%	05/01/41	1,877,760
2,000,000	Sawyers Landing CDD FL Spl Assmnt Rev	4.25%	05/01/53	1,729,790
2,000,000	Scenic Terrace S CDD FL Spl Assmnt Proj, Ser 2022	4.63%	05/01/53	1,836,385
1,500,000	Seagrove CDD FL Spl Assmnt	4.88%	06/15/44	1,459,050
490,000	Shell Point Cmnty Dev Dist FL Spl Assmnt (b)	5.25%	11/01/39	503,475
1,000,000	Shingle Creek at Bronson CDD FL Spl Assmnt	3.50%	06/15/41	914,611
1,945,000	Six Mile Creek FL CDD Capital Impt Rev Assmnt Area 3 Phase 1	4.00%	05/01/51	1,634,001
1,580,000	Sunrise CDD FL Capital Impt Rev (b)	5.63%	05/01/45	1,568,860
2,300,000	The Heights CDD FL Spl Assmnt Rev CDD	5.00%	01/01/50	2,257,775
1,250,000	Three Rivers CDD FL	5.50%	05/01/45	1,250,428
835,000	Triple Creek FL CDD Spl Assmnt Vlgs Q&R Proj (b)	4.00%	11/01/51	697,036
1,050,000	Trout Creek CDD FL Capital Impt Rev	4.00%	05/01/51	878,176
895,000	V-Dana CDD FL Spl Assmnt Area Two 2025 Proj Area	5.38%	05/01/45	903,594
725,000	Venice FL Vlg on The Isle Proj, Ser A (b)	5.50%	01/01/55	708,146
995,000	Veranda CDD II FL Spl Assmnt Rev Ref Assmt Area 3 Preserve E Proj	5.38%	05/01/54	1,010,472
185,000	Villamar CDD FL Spl Assmnt	4.00%	05/01/29	186,078
3,400,000	Volusia Cnty FL Eductnl Fac Auth Stetson Univ Inc Proj	5.25%	06/01/49	3,502,254
1,760,000	W Vlgs FL Impt Dist Ref Spl Assmt Unit Dev #1	4.63%	05/01/38	1,763,240
990,000	W Vlgs FL Impt Dist Unit Dev #10 Assmnt Area One	5.38%	05/01/44	1,004,473
500,000	W Vlgs FL Impt Dist Unit of Dev #10 Assmnt Area Two (h)	5.25%	05/01/45	500,732
900,000	Westside FL CDD Spl Assmnt Rev Ref (b)	4.13%	05/01/38	874,208
1,245,000	Westview S CDD FL Spl Assmnt Area One 2023 Proj Area	5.38%	05/01/43	1,283,204
1,210,000	Wildblue CDD FL Spl Assmnt (b)	4.25%	06/15/39	1,148,289
				135,318,641
	Georgia — 3.5%
1,000,000	Atlanta GA Arpt Passenger Fac Charge Rev Arpt Rev Subord, Ser D, AMT	4.00%	07/01/37	1,005,038
1,000,000	Atlanta GA Dev Auth Convertible Ctfs, Class A, Ser 1, CABS, steps up to 6.50% on 06/15/28 (b) (f)	0.00%	12/15/48	892,184
500,000	Atlanta GA Dev Auth Westside Gulch Area Proj, Ser A-1 (b)	5.00%	04/01/34	510,888
2,800,000	Bartow Cnty GA Dev Auth Solid Wst Disp Fac Rev Var GA Pwr Co Plt Bowen Proj, AMT (a)	4.00%	11/01/62	2,800,000
1,800,000	Burke Cnty GA Dev Auth Poll Control Rev Adjustable GA Pwr Co Plant Vogtle Proj Remk (a)	4.00%	11/01/52	1,800,000

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Georgia (Continued)
$3,000,000	Burke Cnty GA Dev Auth Poll Control Rev Var Ref GA Pwr Co Plant Vogtle Proj (a)	3.95%	11/01/52	$3,000,000
500,000	Cobb Cnty GA Dev Auth Chartersch Rev NW Classical Acdmy Proj, Ser A (b)	6.00%	06/15/43	502,378
1,750,000	Cobb Cnty GA Dev Auth Chartersch Rev NW Classical Acdmy Proj, Ser A (b)	6.40%	06/15/53	1,750,821
1,125,000	Columbia Cnty GA Hosp Auth Rev Anticipation Ctfs Wellstar Hlth Sys Inc Proj, Ser A	5.75%	04/01/53	1,215,249
2,000,000	Floyd Cnty GA Dev Auth Adj GA Pwr Co Plt Hammond Proj (a)	4.00%	09/01/26	2,000,000
2,275,000	Fulton Cnty GA Dev Auth Rev Piedmont Hlthcare Inc Proj Multimodal Bond, Ser A	4.00%	07/01/49	2,066,408
1,335,000	Fulton Cnty GA Rsdl Care Facs Elderly Auth Retmnt Fac Rev Ref Lenbrook Sq Fdtn Inc	5.00%	07/01/31	1,345,251
500,000	Geo L Smith II GA Congress Ctr Auth Convention Ctr Hotel Second Tier, Ser B (b)	5.00%	01/01/36	511,364
1,750,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 12/01/29)	4.00%	09/01/52	1,799,599
1,000,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser C (Mandatory put 12/01/28)	4.00%	05/01/52	1,020,551
3,660,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser C (Mandatory put 09/01/30)	5.00%	09/01/53	3,917,189
2,000,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser D (Mandatory put 12/01/30)	5.00%	05/01/54	2,131,353
1,000,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser E-1 (Mandatory put 06/01/31)	5.00%	12/01/53	1,077,416
				29,345,689
	Guam — 0.0%
250,000	Guam Govt Busn Privilege Tax Rev Ref, Ser D	5.00%	11/15/35	250,172
155,000	Guam Govt Wtrwks Auth Wtr & Wstwtr Sys Rev, Ser A	5.00%	01/01/50	156,188
				406,360
	Hawaii — 0.1%
1,000,000	HI St Dept of Budget & Fin Spl Purp Rev Ref HI Pacific Univ Proj (b)	5.13%	07/01/43	944,599
	Idaho — 0.9%
1,300,000	Avimor Cmnty Infra Dist #1 ID Spl Assmnt Area Five (b)	5.88%	09/01/53	1,338,808
1,500,000	Avimor Cmnty Infra Dist #1 ID Spl Assmnt Area Six, Ser B (b)	5.50%	09/01/53	1,513,013
900,000	ID Falls ID Auditorium Dist Annual Approp Ctfs, COPS (b)	5.25%	05/15/51	860,729
4,000,000	Spring Vly Cmnty Infra Dist #1 Spl Assmnt Area Two (b)	6.25%	09/01/53	4,106,557
				7,819,107
	Illinois — 3.3%
300,000	Chicago IL Brd of Edu Ref Dedicated, Ser C	5.00%	12/01/30	304,070
1,750,000	Chicago IL Brd of Edu Ref, Ser B	5.00%	12/01/30	1,807,011
1,000,000	Chicago IL Brd of Edu, Ser A	5.00%	12/01/35	1,003,565
3,090,000	Chicago IL Brd of Edu, Ser D	5.00%	12/01/46	2,807,309
750,000	Chicago IL Chicago Wks, Ser A	5.50%	01/01/40	775,192
5,000,000	Chicago IL O’Hare Intl Arpt Rev Ref Sr Lien, Ser A, AMT	5.00%	01/01/48	5,018,197
1,300,000	Chicago IL Park Dist Ref, Ser A, BAM	4.00%	01/01/32	1,338,747
1,415,000	Cook Cnty IL MF Hsg Rev Deerfield Supportive Living Proj	6.50%	01/01/45	1,426,115
250,000	IL St	5.50%	05/01/26	253,112
250,000	IL St Fin Auth Chrt Sch Rev Ref & Impt Chicago Intl Chrt Sch Proj	5.00%	12/01/30	254,549

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Illinois (Continued)
$250,000	IL St Fin Auth Chrt Sch Rev Ref & Impt Chicago Intl Chrt Sch Proj	5.00%	12/01/31	$254,360
100,000	IL St Fin Auth Stdt Hsg & Acad Fac Rev CHF Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/26	100,247
300,000	IL St Fin Auth Stdt Hsg & Acad Fac Rev CHF Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/27	303,968
145,000	IL St Fin Auth Stdt Hsg & Acad Fac Rev CHF Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/28	147,525
1,750,000	IL St, Ser A	5.50%	03/01/47	1,841,335
1,365,000	IL St, Ser B	5.50%	05/01/47	1,437,332
2,000,000	IL St, Ser C	5.00%	11/01/29	2,076,183
1,660,000	Lincolnwood IL Tax Incr Allocation Rev NTS Dist 1860 Dev Proj, Ser A, COPS (b)	4.82%	01/01/41	1,636,683
1,100,000	Lincolnwood IL Tax Incr Allocation Rev NTS Dist 1860 Dev Proj, Ser B, COPS (b)	5.75%	12/01/43	1,115,721
1,000,000	S Wstrn IL Dev Auth Envrnmntl Impt Rev US Steel Corp Proj	5.75%	08/01/42	1,000,440
3,000,000	Schaumburg Cook & DuPage Cntys IL Tax Incr Rev NT N Schaumburg Redev Proj Area Proj Rev Nts, COPS (b)	6.13%	12/30/38	3,012,702
				27,914,363
	Indiana — 1.8%
1,410,000	Carmel IN Redev Auth	3.00%	07/15/40	1,296,979
250,000	Fort Wayne IN Mf Hsg Rev Silver Birch at Cook Road (b)	5.30%	01/01/32	245,740
1,410,000	IN St Fin Auth Envrnmntl Rev Ref Var Duke Energy IN Inc Proj Remk, Ser A-1, AMT (Mandatory put 06/01/32)	4.50%	05/01/35	1,421,636
535,000	IN St Fin Auth Hlth Fac Rev Margaret Mary Hlth Proj, Ser A	5.50%	03/01/44	563,691
1,250,000	IN St Fin Auth Rev Ref Marquette Proj, Ser A	5.25%	03/01/50	1,251,862
2,000,000	IN St Fin Auth Stdt Hsg Rev Sr Stdt Hsg Proj, Ser A	5.00%	07/01/49	2,024,093
1,250,000	IN St Fin Auth Stdt Hsg Rev Sr Stdt Hsg Proj, Ser A	5.00%	07/01/54	1,257,644
4,625,000	IN St Muni Pwr Agy Var Ref Remk, Ser B (a)	3.95%	01/01/42	4,625,000
1,700,000	Indianapolis IN Loc Pub Impt Bond Bank Sr Convention Ctr Hotel, Ser E	6.00%	03/01/53	1,778,157
500,000	Terre Haute IN Mf Hsg Rev Silver Birch of Terre Haute Proj	5.10%	01/01/32	490,918
500,000	Valparaiso IN Exempt Facs Rev Ref Pratt Paper IN LLC Proj, AMT (b)	4.88%	01/01/44	504,667
				15,460,387
	Iowa — 0.8%
1,600,000	Dallas Ctr IA Grimes Cmnty Sch Dist	3.00%	05/01/39	1,449,420
3,000,000	IA St Fin Auth Midwstrn Disaster Area Rev Alcoa Inc Proj	4.75%	08/01/42	3,000,016
1,300,000	IA St Fin Auth Midwstrn Disaster Area Rev Ref IA Fertilizer Co Proj (Pre-refunded maturity 12/01/32)	5.00%	12/01/50	1,498,309
750,000	IA St Fin Auth Sr Living Fac Rev Presbyterian Homes Mill Pond Proj Ref	5.75%	10/01/55	762,465
				6,710,210
	Kansas — 0.4%
1,950,000	Lenexa KS Hlth Care Fac Rev Ref Lakeview Vlg Inc, Ser A	5.00%	05/15/43	1,923,880
175,000	Shawnee Cnty KS Pub Bldg Commn Rev Corrections and Parks & Rec Projs	5.50%	09/01/34	203,268
1,250,000	Wyandotte Cnty KS Kansas City Unif Govt Spl Oblg Rev Ref Vlg E Proj Areas 2B 3 5 (b)	5.75%	09/01/39	1,304,410
				3,431,558

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Kentucky — 1.7%
$2,000,000	Boyle Cnty KY Eductnl Facs Rev Ref Ctr Clg, Ser A	5.25%	06/01/43	$2,109,877
875,000	Henderson KY Exempt Facs Rev Pratt Paper LLC Proj, Ser A, AMT (b)	4.45%	01/01/42	865,424
1,650,000	Jefferson Cnty KY Sch Dist Fin Corp Sch Bldg Rev, Ser B	3.00%	12/01/38	1,505,552
1,000,000	KY St Econ Dev Fin Auth Ref Owensboro Hlth, Ser A	5.00%	06/01/41	1,004,599
1,500,000	KY St Pub Energy Auth Gas Sply Rev Ref, Ser A-1 (Mandatory put 02/01/32)	5.25%	04/01/54	1,654,819
2,525,000	KY St Pub Energy Auth Gas Sply Rev Var, Ser C (Mandatory put 02/01/28)	4.00%	02/01/50	2,568,261
230,000	KY St Univ KY St Univ Proj, BAM, COPS	4.00%	11/01/41	232,789
1,000,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Norton Hlthcare Inc, Ser A	4.00%	10/01/39	975,838
3,600,000	Meade Cnty KY Indl Bldg Rev Var Nucor Steel Brandenburg Proj Sustainable Bond, Ser B-1 (a)	4.40%	08/01/61	3,600,000
				14,517,159
	Louisiana — 1.1%
2,000,000	LA Pub Facs Auth Rev Acadiana Renaissance Chrt Acdmy Proj (b)	6.00%	06/15/59	2,010,330
2,000,000	LA Pub Facs Auth Rev I-10 Calcasieu River Bridge Pub Priv Partnership Proj, AMT	5.75%	09/01/64	2,075,278
200,000	Monroe LA Wtr Rev, BAM	5.00%	11/01/32	212,094
1,000,000	New Orleans LA Sewage Svc Rev, Ser B	5.00%	06/01/45	1,022,735
1,000,000	Saint James Parish LA Rev NuStar Logistics LP Proj Remk, Ser 2010 (b)	6.35%	07/01/40	1,088,907
1,000,000	Saint James Parish LA Rev NuStar Logistics LP Proj Remk, Ser 2010A (b)	6.35%	10/01/40	1,088,842
1,600,000	Saint James Parish LA Rev Var NuStar Logistics LP Proj Remk, Ser 2010B (Mandatory put 06/01/30) (b)	6.10%	12/01/40	1,760,344
				9,258,530
	Maine — 0.2%
1,500,000	ME St Fin Auth Univ of New England Issue	5.50%	07/01/50	1,612,752
	Maryland — 0.9%
1,020,000	Baltimore MD Spl Oblig Ref E Baltimore Rsrch Park Proj, Ser A	5.00%	09/01/38	1,029,954
175,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (b)	2.95%	06/01/27	172,315
185,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (b)	3.05%	06/01/28	181,152
200,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (b)	3.15%	06/01/29	195,539
190,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (b)	3.20%	06/01/30	185,101
800,000	Frederick Cnty MD Tax Incr & Spl Tax Ref Jefferson Technology Park Proj, Ser B (b)	4.63%	07/01/43	779,391
1,000,000	MD St Econ Dev Corp Stdt Hsg Rev Morgan St Univ Proj, Ser A	5.38%	07/01/38	1,079,126
3,675,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Meritus Hlth Issue	5.25%	07/01/50	3,833,224
				7,455,802
	Massachusetts — 1.0%
1,000,000	MA St Dev Fin Agy Rev Lasell Vlg Inc	5.25%	07/01/50	1,010,512
400,000	MA St Dev Fin Agy Rev Linden Ponds Inc Fac (b)	5.00%	11/15/28	412,465
1,450,000	MA St Dev Fin Agy Rev Merrimack Clg Stdt Hsg Proj, Ser A (b)	5.00%	07/01/54	1,386,501
1,000,000	MA St Dev Fin Agy Rev Merrimack Clg Stdt Hsg Proj, Ser A (b)	5.00%	07/01/60	943,287
500,000	MA St Dev Fin Agy Rev Ref Boston Med Ctr Sustainable Bonds, Ser G	5.25%	07/01/48	501,774
1,020,000	MA St Dev Fin Agy Rev Ref Salem Cmnty Corp	5.13%	01/01/40	1,019,298

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Massachusetts (Continued)
$550,000	MA St Dev Fin Agy Rev Sustainable Bond Boston Med Ctr, Ser D	5.00%	07/01/44	$542,552
2,500,000	MA St Dev Fin Agy Sr Living Rev Care Cmntys LLC Obligated Grp, Ser A-1 (b)	6.50%	07/15/60	2,501,213
				8,317,602
	Michigan — 1.3%
1,100,000	Detroit MI Sustainable Bonds, Ser A	5.00%	04/01/46	1,113,770
4,650,000	Detroit MI Sustainable Bonds, Ser A	5.00%	04/01/50	4,675,749
1,000,000	Great Lakes MI Wtr Auth Wtr Sply Sys Rev Sr Lien Bonds, Ser B	5.25%	07/01/48	1,075,895
1,750,000	Kentwood MI Econ Dev Corp Ref Holland Home Oblig Grp	5.00%	11/15/37	1,758,482
1,500,000	Mattawan MI Consol Sch Dist, Ser I	5.00%	05/01/47	1,568,194
1,000,000	MI St Strategic Fund Ltd Oblg Rev Holland Home	5.00%	11/15/42	992,004
				11,184,094
	Minnesota — 1.1%
600,000	Apple Vly MN Sr Hsg Rev Phs Apple Vly Sr Hsg Inc Orchard Path Phase III Proj, Ser A	5.50%	09/01/55	606,313
815,000	Apple Vly MN Sr Hsg Rev Phs Apple Vly Sr Hsg Inc Orchard Path Phase III Proj, Ser A	5.63%	09/01/65	824,966
1,000,000	Brainerd MN Sr Hsg & Hlthcr Rev Pinecrest Cnty Manor Proj, Ser A	6.00%	05/01/55	1,012,827
500,000	Eagan MN Chrtr Sch Lease Rev Great Oaks Acdmy, Ser A (b)	6.38%	02/01/55	488,350
100,000	Minneapolis MN Stdt Hsg Rev Riverton Cmnty Hsg Proj	3.80%	08/01/27	98,957
2,450,000	Minneapolis Saint Paul MN Met Arpts Commn Arpt Rev Subord Priv Activity, Ser B, AMT	5.25%	01/01/42	2,639,281
1,100,000	Saint Paul MN Hsg & Redev Auth Chrt Sch Lease Rev Ref Hgr Ground Acdmy Proj	4.25%	12/01/32	1,129,324
105,000	Saint Paul MN Hsg & Redev Auth Chrt Sch Lease Rev Ref, Ser A	5.00%	12/01/30	105,089
1,390,000	Saint Paul MN Hsg & Redev Auth Hlth Care Rev Ref Sys Fairview Hlth Svcs, Ser A	5.00%	11/15/47	1,375,994
850,000	Woodbury MN Chrt Sch Lease Rev Woodbury Leadership Proj, Ser A	4.00%	07/01/41	712,482
660,000	Woodbury MN Chrt Sch Lease Rev Woodbury Leadership Proj, Ser A	4.00%	07/01/51	488,576
				9,482,159
	Mississippi — 0.8%
1,400,000	Gulfport MS Hosp Fac Rev Memorial Hosp at Gulfport Proj	5.50%	07/01/50	1,470,428
1,925,000	MS St Busn Fin Commn Gulf Opportunity Zone Var Chevron USA Inc PJ, Ser A (a)	3.95%	12/01/30	1,925,000
1,020,000	MS St Busn Fin Commn Gulf Opportunity Zone Var Chevron USA Inc, Ser I (a)	3.95%	11/01/35	1,020,000
1,940,000	MS St Busn Fin Commn Gulf Opportunity Zone Var Chevron USA Inc, Ser L (a)	3.90%	11/01/35	1,940,000
				6,355,428
	Missouri — 2.1%
1,875,000	Kansas City MO Indl Dev Auth Econ Activity Tax Rev Historic NE Redev Plan, Ser A-1 (b)	5.00%	06/01/54	1,774,805
500,000	Lees Summit MO Indl Dev Auth Sr Living Facs Rev John Knox Vlg, Ser A	5.00%	08/15/51	444,500
1,000,000	Lees Summit MO Indl Dev Auth Sr Living Facs Rev Ref John Knox Vlg, Ser A	5.00%	08/15/39	1,023,213

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Missouri (Continued)
$925,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Ref BJC Hlth Sys, Ser A	4.00%	07/01/46	$864,725
550,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svc Projs Svcs Projs, Ser A, Ser ASR	5.00%	02/01/29	562,409
1,070,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svc Projs Svcs Projs, Ser A, Ser ASR	5.00%	02/01/42	1,073,119
550,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs Projs	4.00%	02/01/32	554,989
10,000	MO St Hlth & Eductnl Facs Auth Med Rsrch Lutheran Svcs, Ser A	5.00%	02/01/29	10,030
2,045,000	MO St Hlth & Eductnl Facs Auth Ref Lutheran Sr Svcs Projs, Ser A	5.25%	02/01/48	2,053,946
1,145,000	MO St Hlth & Eductnl Facs Auth Ref Lutheran Sr Svcs Projs, Ser B	5.00%	02/01/46	1,118,764
1,000,000	Phelps Cnty MO Hosp Rev Phelps Hlth	6.00%	12/01/55	1,076,606
730,000	Saint Louis Cnty MO Indl Dev Auth Sr Living Facs Friendship Vlg St Louis Oblig Grp, Ser A	5.25%	09/01/53	721,512
250,000	St Charles Cnty MO Pub Wtr Sply Dist #2 Pub Wtr Sply Dist No 2, COPS	4.00%	12/01/44	242,330
4,450,000	St Louis Cnty MO Indl Dev Auth Sr Living Facs Ref Friendship Vlg St Louis	5.00%	09/01/48	4,332,770
2,000,000	Taney Cnty MO Indl Dev Auth Sales Tax Rev Big Cedar Infra Proj (b)	6.00%	10/01/49	2,002,796
				17,856,514
	Nebraska — 0.2%
600,000	Douglas Cnty NE Hosp Auth #2 Var Ref Hlth Facs Childrens, Ser A (a)	3.90%	08/15/32	600,000
750,000	Omaha NE Arpt Auth Arpt Facs, AG, AMT	5.25%	12/15/43	801,663
				1,401,663
	Nevada — 0.5%
930,000	Clark Cnty NV Sch Dist, Ser B, BAM	3.00%	06/15/41	794,455
760,000	Henderson NV Loc Impt Dists Rainbow Canyon Phase II Roject	5.00%	03/01/38	783,607
975,000	Henderson NV Loc Impt Dists Rainbow Canyon Phase II Roject	5.25%	03/01/48	982,294
445,000	Las Vegas NV Spl Assmnt Dist #817 Spl Impt Dt# 817 Summerlin Vlg 29	5.75%	06/01/43	472,090
500,000	Las Vegas NV Spl Assmnt Dist #817 Spl Impt Dt# 817 Summerlin Vlg 29	6.00%	06/01/48	529,531
185,000	N Las Vegas NV Loc Impt Vly Vista Spl Impt Dist #64	4.00%	06/01/29	184,371
700,000	NV Dept of Busn & Ind NV Doral Acdmy, Ser A	5.00%	07/15/37	700,095
				4,446,443
	New Hampshire — 2.5%
2,000,000	Natl Fin Auth NH Rev Ref Sustainable Bond, Ser B, AMT (Mandatory put 07/02/40) (b)	3.75%	07/01/45	1,660,311
1,500,000	Natl Fin Auth NH Rev Winston Salem Sustainable Energy Partners, Ser A	5.50%	06/01/50	1,584,876
1,500,000	Natl Fin Auth NH Spl Rev (b)	5.88%	12/15/33	1,511,209
2,900,000	Natl Fin Auth NH Spl Rev (b)	5.38%	12/15/35	2,902,160
2,000,000	Natl Fin Auth NH Spl Rev Emberly and Canterra Creek Projs (b)	5.38%	12/01/31	2,005,750
2,000,000	Natl Fin Auth NH Spl Rev Megatel Projs, CABS (b)	(c)	12/15/33	1,229,081
2,000,000	Natl Fin Auth NH Spl Rev Provence Proj, CABS (b)	(c)	12/01/31	1,359,224
3,000,000	Natl Fin Auth NH Spl Rev The Chambers Creek Proj, CABS (b)	(c)	12/15/32	1,913,489
1,900,000	Natl Fin Auth NH Spl Rev The Highlands Proj	5.13%	12/15/30	1,905,504

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New Hampshire (Continued)
$2,000,000	Natl Fin Auth NH Spl Rev The Wildflower Proj, CABS (b)	(c)	12/15/33	$1,242,188
3,500,000	NH St Hlth & Edu Facs Auth Rev Ref Dartmouth Hlth Oblig Grp Issue	5.50%	08/01/50	3,772,644
				21,086,436
	New Jersey — 0.2%
950,000	NJ St Econ Dev Auth Spl Fac Rev Continental Airls Inc Proj Remk, Ser B, AMT	5.63%	11/15/30	950,014
100,000	NJ St Hgr Edu Asst Auth Stdt Loan Rev, Ser 1A, AMT	4.00%	12/01/30	100,002
560,000	NJ St Transprtn Trust Fund Auth Fun Auth Transprtn Prog Bonds, Ser CC	5.25%	06/15/41	615,083
				1,665,099
	New Mexico — 0.2%
529,000	Winrock Town Ctr NM Tax Incr Dev Dist #1 Ref Sr Lien (b)	3.75%	05/01/28	522,630
500,000	Winrock Town Ctr NM Tax Incr Dev Dist #1 Ref Sr Lien (b)	4.00%	05/01/33	487,663
500,000	Winrock Town Ctr NM Tax Incr Dev Dist #1 Ref Sr Lien (b)	4.25%	05/01/40	472,356
				1,482,649
	New York — 3.6%
1,000,000	Build NYC Res Corp NY Rev Sustainable Bond Kipp NYC Pub Sch Facs Canal W Proj	5.25%	07/01/52	1,010,465
450,000	Dutchess Cnty NY Loc Dev Corp Mf Mtebs Sustainable Bonds Tomopkins Terrace Hsg LP Proj	5.00%	10/01/40	486,028
950,000	Nassau Cnty NY Loc Econ Asst Corp Edl Rev Roosevelt Children Acdmy Chrt Sch Proj, Ser A	5.00%	07/01/43	962,795
2,000,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Adjustable 2nd Gen Resolution Fiscal 2014, Ser AA-1 (a)	3.90%	06/15/50	2,000,000
2,625,000	New York City NY Transitional Fin Auth Rev Future Tax Secured Subord Bonds, Ser C-1	4.00%	02/01/42	2,590,056
3,000,000	NY Energy Fin Dev Corp Var (Mandatory put 12/01/33)	5.00%	07/01/56	3,229,178
1,800,000	NY NY Var Fiscal 2023, Ser A-4 (a)	4.00%	09/01/49	1,800,000
300,000	NY St Dorm Auth Revs Non St Supported Debt New York Institute of Technology	5.00%	07/01/44	309,061
1,250,000	NY St Dorm Auth Revs Non St Supported Debt White Plains Hosp Obligated Grp	5.25%	10/01/49	1,274,242
1,925,000	NY St Dorm Auth St Personal Income Tax Rev Ref, Ser A	3.00%	03/15/42	1,618,186
500,000	NY St Transprtn Dev Corp Exempt Fac Rev NY St Thruway Srvc Areas Proj, AMT	4.00%	10/31/46	447,373
1,250,000	NY St Transprtn Dev Corp Spl Fac Rev Delta Airls Inc LaGuardia Arpt Terminals C&D Redev, AMT	5.00%	10/01/40	1,269,904
2,540,000	NY St Transprtn Dev Corp Spl Fac Rev Delta Airls Inc LaGuardia Arpt Terminals C&D Redev, AMT	4.38%	10/01/45	2,377,697
1,000,000	NY St Transprtn Dev Corp Spl Fac Rev Ref American Airls Inc John F Kennedy Intl Arpt Proj, AMT	5.00%	08/01/31	1,000,229
2,910,000	NY St Transprtn Dev Corp Spl Fac Rev Ref John F. Kennedy Intl Arpt Proj, AMT	5.25%	08/01/31	3,045,104
165,000	NY St Transprtn Dev Corp Spl Fac Rev Sustainable Bond JFK Intl Arpt New Terminal, AMT	5.25%	06/30/49	166,883
1,515,000	NY St Transprtn Dev Corp Spl Fac Rev Sustainable Bond JFK Intl Arpt New Terminal, AMT	5.50%	06/30/54	1,549,873
1,000,000	NY St Transprtn Dev Corp Spl Fac Rev Sustainable Bond JFK Intl Arpt Terminal One Prj, AMT	6.00%	06/30/54	1,044,098
500,000	Oyster Bay NY, Ser A, AG	2.00%	03/01/35	428,818

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New York (Continued)
$2,000,000	Suffolk Regl Off Track Betting Corp NY Rev	5.75%	12/01/44	$2,033,542
2,000,000	Suffolk Regl Off Track Betting Corp NY Rev	6.00%	12/01/53	2,029,863
100,000	Westchester Cnty NY Loc Dev Corp Rev Ref Miriam Osborn Memorial Home Assn Proj	5.00%	07/01/34	103,093
				30,776,488
	North Carolina — 2.1%
3,300,000	NC St Med Care Commn Hlth Care Facs Rev Lutheran Svcs For the Aging Ref, Ser A	4.00%	03/01/41	3,063,754
2,000,000	NC St Med Care Commn Retmnt Facs Rev Carolina Meadows	4.50%	12/01/44	1,892,376
2,650,000	NC St Med Care Commn Retmnt Facs Rev Carolina Meadows	5.25%	12/01/54	2,674,193
2,090,000	NC St Med Care Commn Retmnt Facs Rev Pennybyrn at Maryfield Proj, Ser A	5.00%	10/01/45	1,978,405
2,850,000	NC St Med Care Commn Retmnt Facs Rev Ref Southminster Inc	5.00%	10/01/37	2,853,950
2,495,000	NC St Med Care Commn Retmnt Facs Rev The Forest at Duke Proj	4.00%	09/01/46	2,091,282
525,000	NC St Med Care Commn Retmnt Facs Rev The United Methodist Retmnt Homes Proj, Ser A	5.00%	10/01/44	532,366
1,500,000	NC St Med Care Commn Retmnt Facs Rev The United Methodist Retmnt Homes Proj, Ser A	5.00%	10/01/49	1,505,627
1,000,000	NC St Med Care Commn Retmnt Facs Rev Twin Lakes Cmnty, Ser A	5.25%	01/01/55	1,004,750
				17,596,703
	North Dakota — 0.1%
520,000	Horace ND Ref	3.00%	05/01/36	443,272
	Ohio — 3.3%
4,250,000	Buckeye OH Tobacco Stlmt Fing Auth Ref Sr, Class 2, Ser B-2	5.00%	06/01/55	3,567,381
900,000	Cleveland Cuyahoga Cnty OH Port Auth Tax Incr Fing Rev Ref Sr Flats E Bank Proj, Ser A (b)	4.00%	12/01/55	725,973
1,640,000	Cleveland OH Arpt Sys Rev Ref, Ser A, AG, AMT	5.00%	01/01/43	1,656,689
3,750,000	Columbus OH Regl Arpt Auth Rev Ref John Glenn Columbus Intl Arpt, Ser A, AMT	5.50%	01/01/50	3,987,931
2,245,000	Franklin Cnty OH Rev Trinity Hlth Credit Grp OH, Ser A	5.00%	12/01/47	2,262,139
500,000	Hamilton Cnty OH Hlth Care Rev Life Enriching Cmntys Proj, Ser A	5.25%	01/01/38	527,487
500,000	Hamilton Cnty OH Hlth Care Rev Life Enriching Cmntys Proj, Ser A	5.50%	01/01/43	516,771
105,000	Hamilton Cnty OH Hlth Care Rev Ref Life Enriching Cmntys Proj	5.25%	01/01/45	105,723
2,025,000	Hamilton Cnty OH Hlth Care Rev Ref Life Enriching Cmntys Proj	5.50%	01/01/50	2,057,909
2,500,000	Muskingum Cnty OH Hosp Facs Genesis Hlthcare Sys Proj	5.00%	02/15/44	2,428,944
500,000	OH St Hgr Eductnl Fac Commn Ref Rev Judson Oblig Grp 2020 Proj, Ser A	5.00%	12/01/45	481,411
3,000,000	OH St Hsg Fin Agy Mf Hsg Rev Green Oaks of Canal Winchester Proj, Ser A	6.30%	01/01/45	3,032,460
2,000,000	OH St Hsg Fin Agy Mf Hsg Rev Silver Birch of Canton Proj, Ser A (b)	6.25%	01/01/45	2,049,078
410,000	Port of Gtr Cincinnati Dev Auth OH Rev (b)	3.75%	12/01/31	414,933
3,000,000	Port of Gtr Cincinnati Dev Auth OH Tax Incr Fing Rev RBM Phase 3 Garage Proj	5.13%	12/01/55	2,929,536
1,420,000	Warren Cnty OH Hosp Facs Rev Ref Cmnty First Solutions Obligated Grp, Ser A	5.00%	05/15/49	1,399,539
				28,143,904

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Oklahoma — 0.7%
$2,400,000	OK St Dev Fin Auth Sr OK Proton Ctr, Ser A1 (g)	7.25%	09/01/51	$2,406,272
1,475,000	Sand Springs OK Muni Auth Utils Sys Rev Ref	3.00%	11/01/42	1,214,177
1,165,000	Tulsa Cnty OK Indl Auth Sr Living Cmnty Rev Ref Montereau Inc Proj	5.25%	11/15/37	1,181,485
750,000	Tulsa OK Muni Arpt Trust Trustees Ref American Airls Inc Proj, AMT	6.25%	12/01/35	865,628
				5,667,562
	Oregon — 0.9%
750,000	Astoria OR Hosp Facs Auth Columbia Memorial Hosp Proj	5.25%	08/01/49	759,587
290,000	Clackamas Cnty OR Hosp Fac Auth Rev Mary’s Woods at Marylhurst Inc Proj, Ser A	5.00%	05/15/26	290,701
1,150,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Rose Villa Proj, Ser A	5.13%	11/15/40	1,156,193
2,250,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Rose Villa Proj, Ser A	5.38%	11/15/55	2,211,619
1,190,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Sr Living Willamette View Proj, Ser A	5.00%	11/15/37	1,192,644
735,000	Salem OR Hosp Fac Auth Rev Capital Manor Proj	5.00%	05/15/38	745,614
840,000	Salem OR Hosp Fac Auth Rev Capital Manor Proj	5.00%	05/15/43	840,252
750,000	Union Cnty OR Hosp Fac Auth Grande Ronde Hosp	5.00%	07/01/42	762,496
				7,959,106
	Pennsylvania — 3.5%
1,855,000	Allegheny Cnty PA Hosp Dev Auth Ref Allegheny Hlth Network Obligated Grp Issue, Ser A	5.00%	04/01/47	1,863,440
1,500,000	Allentown Comml & Indl Dev Auth Ref Executive Edu Acdmy Chrt Sch Proj (b)	5.00%	07/01/50	1,438,166
1,250,000	Allentown PA Neighborhood Impt Zone Dev Auth Tax Rev City Ctr Proj (b)	6.00%	05/01/42	1,348,125
510,000	Berks Cnty PA Indl Dev Auth Hlthcare Facs Rev Ref Highlands at Wyomissing, Ser A	5.00%	05/15/42	511,188
600,000	Berks Cnty PA Indl Dev Auth Hlthcare Facs Rev Ref Highlands at Wyomissing, Ser A	5.00%	05/15/47	585,284
750,000	Geisinger PA Auth Hlth Sys Rev Ref Geisinger Hlth Sys Oblig Grp, Ser A	4.00%	04/01/50	679,130
1,035,000	Geisinger PA Auth Hlth Sys Rev Ref Geisinger Hlth Sys, Ser A-1	4.00%	02/15/47	947,827
1,110,000	Lancaster Cnty PA Hosp Auth Hlthcare Facs Rev Moravian Manors Inc Proj, Ser A	5.00%	06/15/38	1,092,552
2,000,000	Lancaster Cnty PA Hosp Auth Penn St Hlth	5.00%	11/01/51	2,014,256
1,300,000	Lancaster PA Muni Auth Hlthcare Facs Rev Ref Luthercare Proj, Ser A	5.00%	12/01/55	1,264,198
250,000	Latrobe PA Indl Dev Auth Univ Rev Ref Seton Hill Univ	4.00%	03/01/38	232,347
1,655,000	Montgomery Cnty PA Indl Dev Auth Exempt Facs Rev Var Constellation Energy Genration LLC Proj Ref, Ser C, AMT (Mandatory put 04/03/28)	4.45%	10/01/34	1,710,231
1,000,000	Montgomery Cnty PA Indl Dev Auth Ref Foulkeways at Gwynedd	5.00%	12/01/46	947,046
1,500,000	Montgomery Cnty PA Indl Dev Auth Ref Meadowood Sr Living Proj, Ser A	5.00%	12/01/48	1,494,998
1,780,000	PA St Econ Dev Fing Auth Exempt Facs Rev Var Ref Energy Sply LLC Proj Remk, Ser C (Mandatory put 06/01/27)	5.25%	12/01/37	1,796,105
310,000	PA St Econ Dev Fing Auth Rev PA Bridges Finco LP P3 Proj	5.00%	06/30/42	310,787
1,000,000	PA St Econ Dev Fing Auth Rev Ref Presbyterian Sr Living Prj, Ser B-2	5.25%	07/01/46	1,013,372

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
$500,000	PA St Econ Dev Fing Auth Solid Wst Disposal Rev Var Ref Core Nat Res Inc Proj, AMT (Mandatory put 03/27/35) (b)	5.45%	01/01/51	$537,362
1,250,000	PA St Econ Dev Fing Auth T/E Priv Activity Rev The Penndot Major Bridges Package One Proj P3 Proj, AMT	5.25%	06/30/35	1,370,240
2,550,000	PA St Econ Dev Fing Auth T/E Priv Activity Rev The Penndot Major Bridges Package One Proj P3 Proj, AMT	5.25%	06/30/53	2,584,460
10,000	PA St Turnpike Commn Turnpike Rev Ref Sub, Ser B	5.00%	06/01/39	10,091
1,000,000	Philadelphia PA Arpt Rev Ref Priv Activity, AG, AMT	4.00%	07/01/38	1,002,035
1,000,000	Philadelphia PA Arpt Rev Ref, Ser B, AMT	5.00%	07/01/47	1,001,410
850,000	Philadelphia PA Auth for Indl Dev Chrt Sch Rev Philadelphia E&T Chrt High Sch, Ser A	4.00%	06/01/56	641,778
1,700,000	Philadelphia PA Gas Wks Rev Ref 1998 Gen Ordinance Fifteenth, Ser	5.00%	08/01/42	1,727,859
960,000	Southcentrl PA Gen Auth Rev Ref Wellspan Hlth Obligated Grp, Ser A	4.00%	06/01/49	867,223
495,000	W Cornwall Twp PA Muni Auth Ref Lebanon Vly Brethren Home Proj, Ser A	4.00%	11/15/41	451,159
				29,442,669
	Puerto Rico — 2.3%
2,750,000	Puerto Rico Cmwlth Aqueduct & Swr Auth Rev Ref Sr Lien, Ser A (b)	5.00%	07/01/47	2,701,700
2,900,000	Puerto Rico Cmwlth Restructured, Ser A1	4.00%	07/01/33	2,868,962
3,002,265	Puerto Rico Cmwlth Restructured, Ser A1	4.00%	07/01/35	2,951,667
3,358,267	Puerto Rico Cmwlth Restructured, Ser A1	4.00%	07/01/41	3,085,493
250,000	Puerto Rico Indl Tourist Eductnl Med & Envrnmntl Control Fac San Juan Cruise Terminal Proj, Ser 2023-A-2-P3, AMT	6.50%	01/01/42	283,487
5,866,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured Converted, Ser A-2	4.33%	07/01/40	5,694,968
1,170,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1	4.55%	07/01/40	1,161,998
1,031,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-2	4.33%	07/01/40	1,000,940
				19,749,215
	Rhode Island — 0.3%
2,500,000	Tobacco Stlmt Fing Corp RI Ref, Ser A	5.00%	06/01/40	2,500,195
	South Carolina — 1.1%
380,000	Berkeley Cnty SC Assmnt Rev Nexton Impt Dist	4.00%	11/01/30	377,200
230,000	Lancaster Cnty SC Assmnt Rev Ref Walnut Creek Impt Dist, Ser A-1	5.00%	12/01/31	230,117
2,000,000	Lexington Cnty SC Hlth Svcs Dist Lexington Med Ctr	5.00%	11/01/41	2,008,498
275,000	SC St Jobs Econ Dev Auth Econ Dev Rev Ref The Woodlands at Furman	4.00%	11/15/32	274,640
1,085,000	SC St Jobs Econ Dev Auth Econ Dev Rev Ref The Woodlands at Furman	5.25%	11/15/47	1,068,618
250,000	SC St Jobs Econ Dev Auth Econ Dev Rev Ref The Woodlands at Furman	5.25%	11/15/52	241,180
420,000	SC St Jobs Econ Dev Auth Econ Dev Rev Woodlands at Furman Proj, Ser A	5.00%	11/15/54	386,185
1,000,000	SC St Jobs Econ Dev Auth Hlth Facs Rev Rolling Green Vlg Proj, Ser A (h)	5.00%	12/01/40	991,720

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	South Carolina (Continued)
$500,000	SC St Jobs Econ Dev Auth Hlth Facs Rev Rolling Green Vlg Proj, Ser A (h)	5.50%	12/01/45	$497,646
1,000,000	SC St Jobs Econ Dev Auth Hlth Facs Rev Rolling Green Vlg Proj, Ser A (h)	5.80%	12/01/50	1,001,175
1,000,000	SC St Jobs Econ Dev Auth Hlthcare Rev Beaufort Memorial Hosp & S of Broad Hlthcare Proj	5.50%	11/15/44	1,021,900
1,000,000	SC St Jobs Econ Dev Auth Hlthcare Rev Beaufort Memorial Hosp & S of Broad Hlthcare Proj	5.75%	11/15/54	1,037,654
				9,136,533
	South Dakota — 0.2%
1,500,000	SD St Hlth & Eductnl Facs Auth Ref Westhills Vlg Retmnt Comnty Issue, Ser A	5.00%	09/01/50	1,503,565
	Tennessee — 0.7%
2,000,000	Shelby Cnty TN Hlth Edl & Hsg Fac Brd Stdt Hsg Rev Madrone Memphis Stdt Hsg I LLC Univ Memphis Proj, Ser A1 (b)	5.00%	06/01/44	1,952,859
2,500,000	TN St Energy Acq Corp Gas Rev Ref, Ser A	5.00%	12/01/35	2,723,278
800,000	TN St Energy Acq Corp Gas Rev Var Ref Gas Proj, Ser A-1 (Mandatory put 05/01/28)	5.00%	05/01/53	829,186
				5,505,323
	Texas — 7.3%
500,000	Arlington TX Hgr Edu Fin Corp Edu Rev Ref Basis TX Chrt Schs (b)	5.63%	06/15/45	508,686
1,000,000	Arlington TX Hgr Edu Fin Corp Edu Rev Ref Basis TX Chrt Schs (b)	5.75%	06/15/55	1,012,356
1,000,000	Arlington TX Hgr Edu Fin Corp Edu Rev Ref Legacy Trad Schs TX Proj, Ser A	4.13%	02/15/41	809,513
1,000,000	Aubrey TX Spl Assmnt Ref Jackson Ridge Pub Impt Dt Phase #1 & #2 Assmnts, BAM	5.00%	09/01/45	1,028,815
2,080,000	Austin TX Arpt Sys Rev, Ser B, AMT	5.00%	11/15/46	2,083,249
1,410,000	Cool Wtr Muni Util Dist TX, Ser A, BAM	5.00%	08/15/45	1,430,912
1,556,000	Crandall TX Spl Assmnt Rev Cartwright Ranch Pub Impt Dt Impt Area #1 Proj (b)	4.25%	09/15/41	1,456,271
565,000	Decatur TX Spl Assmnt Rev Paloma Trails Pub Impt Dt Impt Area #1 Proj (b)	5.50%	09/15/45	571,417
875,000	Denton Cnty TX Spl Assmnt Rev Green Meadows Pub Impt Dt Impt Area #1 Proj (b)	5.38%	12/31/45	905,894
2,000,000	Denton Cnty TX Spl Assmnt Rev Sr Lien Tabor Ranch Pub Improv Dist Improv Area #1, Ser A (b)	5.63%	12/31/54	2,007,050
70,000	E Montgomery Cnty Mun Util Dist No 7 TX, BAM	4.00%	09/01/45	63,464
1,000,000	E Waller Cnty Mgmt Dist TX Spl Assmnt Rev Sofi Lakes Section 1 & 2 Proj (b)	6.00%	09/15/45	1,026,922
1,000,000	E Waller Cnty Mgmt Dist TX Spl Assmnt Rev Sofi Lakes Section 1 & 2 Proj (b)	6.25%	09/15/55	1,028,052
1,445,000	Fate TX Spl Assmnt Rev Monterra Pub Impt Dt Impt Area #1 Proj (b)	4.00%	08/15/51	1,172,464
1,000,000	Fate TX Spl Assmnt Rev Monterra Pub Impt Dt Impt Area #2 Proj (b)	5.38%	08/15/44	996,872
1,577,000	Ferris TX Spl Assmnt Rev Woodstone Pub Impt Dist No 2 Impt Area 1 Proj (b)	4.00%	09/01/51	1,290,598
400,000	Galveston TX Wharves & Terminal Rev Wharves & Terminal First Lien, AMT	5.25%	08/01/37	431,427

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$250,000	Galveston TX Wharves & Terminal Rev Wharves & Terminal First Lien, AMT	5.25%	08/01/38	$267,886
500,000	Harris Cnty TX Cultural Edu Facs Fin Corp Rev Memorial Hermann Hlth Sys	5.00%	07/01/45	501,313
2,000,000	Harris Cnty TX Hosp Dist Ctfs of Oblig	5.25%	02/15/50	2,139,142
1,025,000	Haslet TX Spl Assmnt Rev Haslet Pub Impt Dist #5 Impt Area #1 (b)	4.13%	09/01/39	961,618
1,000,000	Houston TX Arpt Sys Rev Ref United Airls Inc Arpt Impt Proj, Ser C, AMT	5.00%	07/15/27	1,020,180
2,000,000	Houston TX Arpt Sys Rev Subord Lien, Ser A, AMT	5.50%	07/01/50	2,148,530
1,460,000	Houston TX Arpt Sys Rev United Airls Inc Terminal E Proj, Ser A, AMT	4.00%	07/01/41	1,341,432
1,500,000	Houston TX Arpt Sys Rev United Airls Inc Terminal Impt Proj, Ser B, AMT	5.50%	07/15/37	1,639,927
1,065,000	Houston TX Arpt Sys Rev United Airls Inc Terminal Impt Proj, Ser B-1, AMT	4.00%	07/15/41	978,360
625,000	Houston TX Hgr Edu Fin Corp Ununiv Rev Houston Christian Univ Proj	5.13%	10/01/51	593,490
450,000	Justin TX Spl Assmnt Rev Timberbrook Pub Imp Dt #1 Imp Area #2 Proj (b)	3.38%	09/01/41	369,963
690,000	Kyle TX Spl Assmnt Rev 6 Creeks Pub Impt Dist Area #4 (b)	4.50%	09/01/33	700,813
245,000	Kyle TX Spl Assmnt Rev 6 Creeks Pub Impt Dist Impt Area #1 (b)	4.13%	09/01/29	245,566
500,000	Kyle TX Spl Assmnt Rev 6 Creeks Pub Impt Dist Impt Area #1 (b)	4.63%	09/01/39	500,419
935,000	Kyle TX Spl Assmnt Rev 6 Creeks Pub Impt Dt Impt Area #3 Proj (b)	4.00%	09/01/46	789,991
2,400,000	Lakewood Vlg TX Spl Assmnt Rev Lakewood Vlg Pub Impt Dist No 1 Proj (b)	5.38%	09/15/52	2,421,014
429,000	Lavon TX Spl Assmt Rev Elevon Pub Impt Dist Impt Area #1 Proj (b)	5.00%	09/15/44	430,956
400,000	Lavon TX Spl Assmt Rev Elevon Pub Impt Dist Impt Area #1 Proj (b)	5.38%	09/15/52	400,758
600,000	Lavon TX Spl Assmt Rev Elevon Pub Impt Dist Impt Area #2A-2B Proj (b)	5.13%	09/15/44	607,060
729,000	Lavon TX Spl Assmt Rev Elevon Pub Impt Dist Impt Area #2A-2B Proj (b)	5.50%	09/15/54	734,318
1,000,000	Liberty Hill TX Spl Assmnt Rev Butler Farms Pub Imp Dt Areas #1 and 2 Proj (b)	3.38%	09/01/42	808,498
1,350,000	Liberty Hill TX Spl Assmnt Rev Butler Farms Pub Imp Dt Areas #1 and 2 Proj (b)	4.00%	09/01/52	1,091,896
1,700,000	Little Elm TX Spl Assmnt Rev Lakeside Estates Pub Impt Dist #2 Proj (b)	5.00%	09/01/47	1,703,982
501,000	Lowry Crossing TX Spl Assmnt Rev Simpson Road Pub Impt Dist Projs (b)	5.75%	09/15/45	514,684
1,125,000	Mission TX Econ Dev Corp Sol Wst Disp Rev Var Sustainable Bonds Graphic Packaging Inter LLC Proj, AMT (Mandatory put 06/01/30)	5.00%	12/01/64	1,171,054
750,000	N Parkway Muni Mgmt Dist #1 TX Spl Assmnt Rev Major Impts Proj (b)	5.00%	09/15/51	713,495
1,235,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Longhorn Vlg Proj	5.00%	01/01/31	1,252,707
1,580,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Longhorn Vlg Proj	5.00%	01/01/32	1,601,804

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$300,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Longhorn Vlg Proj	5.00%	01/01/37	$302,626
600,000	Newark Hgr Edu Fin Corp TX Edu Rev Hughen Ctr Inc Proj, Ser A	5.00%	08/15/42	636,141
1,100,000	Oak Point TX Spl Assmnt Rev Oak Point 720 Pub Impt DT Impt Area #1 Proj (b)	5.35%	09/15/44	1,093,474
500,000	Pilot Point TX Spl Assmnt Rev Bryson Ranch Pub Impt Dt Zone A Impt Area #1 Proj (b)	6.38%	09/15/55	517,142
1,500,000	Port Beaumont TX Nav Dist Dock & Wharf Fac Rev Jefferson Gulf Coast Energy Proj, Ser A, AMT (b)	5.00%	01/01/39	1,479,274
1,500,000	Port Beaumont TX Nav Dist Dock & Wharf Fac Rev Jefferson Gulf Coast Energy Proj, Ser A, AMT (b)	5.13%	01/01/44	1,473,829
1,000,000	Princeton TX Spl Assmnt Rev Eastridge Pub Impt DT Impt Area #3 Proj (b)	5.25%	09/01/54	1,003,342
210,000	Princeton TX Spl Assmnt Rev Eastridge Pub Impt Dt Impt Area No 4 Proj (b)	5.38%	09/01/45	212,232
2,200,000	Princeton TX Spl Assmnt Rev Whitewing Trails Pub Impr Dist #2 Phase 2 Proj Rev (b)	5.13%	09/01/43	2,184,544
1,550,000	Princeton TX Spl Assmnt Rev Winchester Pub Impr Dist #2 Proj (b)	5.13%	09/01/42	1,555,395
215,000	Rowlett TX Spl Assmnt Rev Trails at Cottonwood Creek Pub Imp Dist Major Imp Area Proj (b)	3.75%	09/15/31	201,010
500,000	Rowlett TX Spl Assmnt Rev Trails at Cottonwood Creek Pub Imp Dist Major Imp Area Proj (b)	4.13%	09/15/41	444,742
765,000	Rowlett TX Spl Assmnt Rev Trails at Cottonwood Creek Pub Imp Dist Major Imp Area Proj (b)	4.25%	09/15/51	643,179
2,442,000	San Marcos TX Spl Assmnt Rev Whisper S Pub Imp Dt (b)	4.25%	09/01/42	2,186,008
1,750,000	TX St Priv Activity Bond Surface Transprtn Corp Rev Ref Sr Lien Bond Surface Transprtn Corp, AMT	5.50%	06/30/42	1,827,159
530,000	Westpointe Spl Impt Dist TX, BAM	5.00%	08/15/41	549,098
				61,784,013
	U.S. Virgin Islands — 0.1%
1,000,000	Virgin Islands Pub Fin Auth Hotel Occupancy Tax Rev Frenchman’s Reef Hotel Dev, Ser A (b)	6.00%	04/01/53	1,027,433
	Utah — 3.9%
2,100,000	Arrowhead Springs Pub Infra Dist UT Spl Assmnt Arrowhead Springs Assmnt Area (b)	5.63%	12/01/54	2,122,744
1,500,000	Black Desert Pub Infra Dist Sr Bonds, Ser A (b)	4.00%	03/01/51	1,235,616
2,000,000	Black Desert Pub Infra Dist UT Spl Assmnt Black Desert Assmnt Area #1 (b)	5.63%	12/01/53	2,022,050
2,250,000	Fields Estates Pub Infra Dist UT Spl Assmnt Fields Estates Assmnt Area, Ser A-2 (b)	5.25%	12/01/53	2,213,352
750,000	Fields Estates Pub Infra Dist UT, Ser A-1 (b)	6.13%	03/01/55	758,046
1,000,000	Firefly Pub Infra Dist #1 UT, Ser A-1 (b)	6.63%	03/01/54	1,030,255
2,000,000	Jordanelle Ridge Pub Infra Dist #2 UT, Ser A (b)	7.75%	03/01/54	2,095,215
2,000,000	Mida Cormont Pub Infra Dist UT Conv, Ser A-2, CABS, steps up to 6.75% on 06/01/29 (b) (f)	0.00%	06/01/55	1,692,482
1,115,000	Mida Cormont Pub Infra Dist UT, Ser A-1 (b)	6.25%	06/01/55	1,174,538
2,000,000	Mida Golf & Equestrian Ctr Pub Infra Dist UT Ltd (b)	4.63%	06/01/57	1,666,007
3,000,000	Military Installation Dev Auth UT Tax Allocation Rev, Ser A-2	4.00%	06/01/52	2,474,175
1,485,000	Olympia Pub Infra Dist #1 UT, Ser A-1 (b)	6.38%	03/01/55	1,532,006
2,000,000	Soleil Hills Pub Infra Dist #1 UT, Ser A (b)	5.88%	03/01/55	2,007,452

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Utah (Continued)
$475,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Mountain W Montessori Acdmy Proj, Ser A (b)	5.00%	06/15/39	$450,981
1,705,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Ref Ronald Wilson Reagan Acdmy Proj, Ser A (b)	5.00%	02/15/46	1,553,588
675,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Wallace Stegner Acdmy Proj, Ser A (b)	5.00%	06/15/39	652,136
3,010,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Wallace Stegner Acdmy, Ser A (b)	5.63%	06/15/42	3,018,707
1,500,000	Verk Indl Regl Pub Infra Dist UT Tax (b)	6.63%	09/01/47	1,574,724
2,700,000	Wakara Ridge Pub Infra Dist UT Spl Assmnt Wakara Ridge Assmnt Area (b)	5.63%	12/01/54	2,765,492
1,300,000	Wood Ranch Pub Infra Dist UT Spl Assmnt Wood Ranch Assmnt Area No 1 (b)	5.63%	12/01/53	1,315,480
				33,355,046
	Vermont — 0.1%
260,000	VT St Econ Dev Auth Mtge Rev Ref Wake Robin Corp Proj, Ser A	4.00%	05/01/37	247,850
1,000,000	VT St Econ Dev Auth Solid Wst Disp Rev Var Casella Wst Sys Inc Remk, AMT (Mandatory put 04/03/28) (b)	4.63%	04/01/36	1,015,283
				1,263,133
	Virginia — 2.0%
3,000,000	Hanover Cnty VA Econ Dev Auth Rsdl Care Fac Rev Ref Covenant Woods	5.00%	07/01/51	2,824,334
1,060,000	Henrico Cnty VA Econ Dev Auth Rsdl Care Fac Rev Ref Lifespire of VA, Ser C	5.00%	12/01/37	1,080,736
880,000	Henrico Cnty VA Econ Dev Auth Rsdl Care Fac Rev Ref Lifespire of VA, Ser C	5.00%	12/01/47	880,332
500,000	Salem VA Econ Dev Auth Eductnl Facs Rev Roanoke Clg	6.00%	04/01/55	524,836
3,545,000	VA Small Busn Fing Auth Priv Activity Rev Sr Transform 66 P3 Proj, AMT	5.00%	12/31/49	3,506,893
1,000,000	VA St Small Busn Fing Auth Rev Ref Sr Lien 95 Express Lanes LLC Proj, AMT	5.00%	01/01/38	1,050,971
3,000,000	VA St Small Busn Fing Auth Rsdl Fac Care Rev Lifespire of VA, Ser A	5.50%	12/01/54	3,072,047
750,000	VA St Small Busn Fing Auth Rsdl Fac Care Rev Ref Lifespire of VA	4.00%	12/01/31	765,700
1,000,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury on Chesapeake Bay	5.00%	09/01/29	1,026,144
2,000,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Westminster Canterbury on Chesapeake Bay, Ser A	7.00%	09/01/53	2,201,305
				16,933,298
	Washington — 1.2%
1,000,000	Port of Seattle WA Rev Ref Intermediate Lien Priv Activity, Ser C, AMT	5.00%	08/01/39	1,062,882
2,000,000	Port of Seattle WA Rev Ref Intermediate Lien Priv Activity, Ser C, AMT	5.00%	08/01/46	2,045,617
1,950,000	Skagit Cnty WA Pub Hosp Dist #1	5.50%	12/01/54	2,009,941
975,000	WA St Convention Ctr Pub Facs Dist Sub	5.00%	07/01/48	976,531
875,000	WA St Hgr Edu Facs Auth Seattle Univ Proj Rev	4.00%	05/01/45	808,243
1,500,000	WA St Hsg Fin Commn Nonprofit Hsg Rev Ref Emerald Heights Proj, Ser A	5.00%	07/01/43	1,519,978

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Washington (Continued)
$500,000	WA St Hsg Fin Commn Nonprofit Rev Radford Court & Nordheim Court Portfolio	5.50%	07/01/49	$515,688
710,000	WA St Hsg Fin Commn Nonprofit Rev Spokane Int Acad Proj, Ser A (b)	5.00%	07/01/50	612,632
932,151	WA St Hsg Fin Commn Sustainable Ctf, Ser A-1, Class A	3.50%	12/20/35	907,201
				10,458,713
	West Virginia — 0.4%
600,000	Monongalia Cnty WV Commn TX Incr Rev Ref Dev Dist #4 Univ Twn Centre, Ser A (b)	5.00%	06/01/33	628,430
440,000	Monongalia Cnty WV Commn TX Incr Rev Ref Dev Dist #4 Univ Twn Centre, Ser A (b)	5.75%	06/01/43	464,782
1,000,000	WV St Econ Dev Auth Sol Wst Disp Facs Var Ref Core Nat Res Inc Proj, AMT (Mandatory put 03/27/35) (b)	5.45%	01/01/55	1,074,061
1,050,000	WV St Hosp Fin Auth Vandalia Hlth Grp, Ser B, AG	5.50%	09/01/48	1,130,608
				3,297,881
	Wisconsin — 5.2%
925,000	Pub Fin Auth WI Chrt Sch Rev American Preparatory Acdmy Las Vegas 2 Proj, Ser A (b)	5.00%	07/15/39	921,010
1,600,000	Pub Fin Auth WI Chrt Sch Rev American Preparatory Acdmy Las Vegas 2 Proj, Ser A (b)	5.00%	07/15/54	1,453,271
670,000	Pub Fin Auth WI Chrt Sch Rev Eno River Acdmy Proj, Ser A (b)	4.00%	06/15/30	664,117
810,000	Pub Fin Auth WI Chrt Sch Rev Eno River Acdmy Proj, Ser A (b)	5.00%	06/15/40	803,415
685,000	Pub Fin Auth WI Chrt Sch Rev Eno River Acdmy Proj, Ser A (b)	5.00%	06/15/54	626,867
350,000	Pub Fin Auth WI Chrt Sch Rev Founders of Acdmy Las Vegas Proj, Ser A (b)	4.00%	07/01/30	343,679
300,000	Pub Fin Auth WI Chrt Sch Rev Founders of Acdmy Las Vegas Proj, Ser A (b)	6.38%	07/01/43	311,809
1,300,000	Pub Fin Auth WI Chrt Sch Rev Founders of Acdmy Las Vegas Proj, Ser A (b)	5.00%	07/01/55	1,117,847
550,000	Pub Fin Auth WI Chrt Sch Rev Founders of Acdmy Las Vegas Proj, Ser A (b)	6.75%	07/01/58	571,592
230,000	Pub Fin Auth WI Chrt Sch Rev Ltd American Prep Acdmy Las Vegas Proj, Ser A (b)	4.20%	07/15/27	229,964
375,000	Pub Fin Auth WI Chrt Sch Rev Ltd American Prep Acdmy Las Vegas Proj, Ser A (b)	5.13%	07/15/37	377,112
1,000,000	Pub Fin Auth WI Chrt Sch Rev Ref N E Carolina Preparatory Sch, Ser A	5.25%	06/15/54	1,004,847
2,000,000	Pub Fin Auth WI Edu Rev Bonnie Cone Classical Acdmy Inc (b)	5.50%	06/15/49	1,668,124
1,000,000	Pub Fin Auth WI Edu Rev Coral Acdmy Science Las Vegas, Ser A	5.00%	07/01/43	996,807
1,500,000	Pub Fin Auth WI Edu Rev Coral Acdmy Science Las Vegas, Ser A	5.00%	07/01/45	1,483,747
500,000	Pub Fin Auth WI Edu Rev Ref Mountain Island Chrt Sch Ltd	5.00%	07/01/37	500,165
200,000	Pub Fin Auth WI Edu Rev Ref Mountain Island Chrt Sch Ltd	5.00%	07/01/52	189,244
400,000	Pub Fin Auth WI Edu Rev Ref Pinecrest Acdmy NV Sloan Canyon Cmps Proj, Ser A (b)	4.50%	07/15/49	351,678
1,200,000	Pub Fin Auth WI Edu Rev Ref Triad Eductnl Svcs Inc	5.25%	06/15/45	1,194,505
1,140,000	Pub Fin Auth WI Edu Rev Triad Eductnl Svcs Inc	5.00%	06/15/42	1,138,075
1,175,000	Pub Fin Auth WI Edu Rev Triad Eductnl Svcs Inc, Ser A	4.00%	06/15/41	1,050,784
160,000	Pub Fin Auth WI Eductnl Rev Piedmont Cmnty Chrt Sch	5.00%	06/15/27	163,081
1,500,000	Pub Fin Auth WI Hosp Rev Ref Carson Vly Med Ctr, Ser A (b)	4.00%	12/01/41	1,372,613
1,000,000	Pub Fin Auth WI Hotel Rev Sr Lien Grand Hyatt San Antonio Hotel Acq Proj, Ser A	5.00%	02/01/42	1,031,955

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Wisconsin (Continued)
$1,335,000	Pub Fin Auth WI Retmnt Cmntys Rev Acts Retmnt Life Cmntys Inc Oblig Grp, Ser A	5.00%	11/15/41	$1,360,049
1,750,000	Pub Fin Auth WI Retmnt Cmntys Rev Ref Evergreens Retmnt Cmnty, Ser A	5.00%	11/15/49	1,723,799
685,000	Pub Fin Auth WI Retmnt Fac Rev Ref United Methodist Retmnt Homes, Ser A	4.00%	10/01/46	601,110
65,000	Pub Fin Auth WI Retmnt Fac Rev Southminster (b)	5.00%	10/01/43	64,645
510,000	Pub Fin Auth WI Retmnt Fac Rev Southminster (b)	5.00%	10/01/48	488,509
3,550,000	Pub Fin Auth WI Rev Anthem Freedom Proj, CABS (b)	(c)	12/15/37	1,805,385
1,125,000	Pub Fin Auth WI Rev Ref Kahala Nui Proj	5.25%	11/15/50	1,146,705
2,000,000	Pub Fin Auth WI Rev Sr Proton Intl AR LLC, Ser A (g)	6.85%	01/01/51	1,370,180
1,215,000	Pub Fin Auth WI Sr Living Rev Ref Mary’s Woods at Marylhurst Proj, Ser A (b)	5.00%	05/15/31	1,229,284
1,275,000	Pub Fin Auth WI Sr Living Rev Ref Mary’s Woods at Marylhurst Proj, Ser A (b)	5.00%	05/15/32	1,289,952
1,225,000	Pub Fin Auth WI Sr Living Rev Ref Mary’s Woods at Marylhurst Proj, Ser A (b)	5.25%	05/15/47	1,189,557
1,900,000	Pub Fin Auth WI Stdt Hsg Rev NC A&T Real Estate Fdtn LLC Proj, Ser B	5.00%	06/01/44	1,896,985
750,000	Pub Fin Auth WI Stdt Hsg Rev Sr KSU Bixby Real Estate Fdtn LLC Proj, Ser A	5.25%	06/15/50	773,323
3,110,000	Pub Fin Auth WI Tax Incr Rev Miami Worldcenter Proj, Ser A (b)	5.00%	06/01/41	3,163,134
2,750,000	Pub Fin Auth WI Toll Rev Sr GA Sr 400 Express Lanes Proj, AMT	5.75%	06/30/60	2,842,085
1,000,000	Pub Fin Auth WI Toll Rev Sr GA Sr 400 Express Lanes Proj, AMT	6.50%	06/30/60	1,103,120
1,000,000	WI Hlth Edl Facs Auth Sr Living Rev Chiara Hsg and Svcs Inc Proj	5.88%	07/01/55	1,004,408
1,000,000	WI St Hlth & Eductnl Facs Auth Rev Bellin Memorial Hosp Inc, Ser A	5.50%	12/01/52	1,071,733
				43,690,271
	Wyoming — 0.1%
1,490,000	Laramie Cnty WY Hosp Rev Ref Cheyenne Regl Med Ctr Proj	3.00%	05/01/42	1,235,784

	Total Investments — 98.7%			833,807,575
	(Cost $823,839,460)
	Net Other Assets and Liabilities — 1.3%			10,645,566
	Net Assets — 100.0%			$844,453,141

(a)	Variable rate demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(b)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At October 31, 2025, securities noted as such amounted to $252,340,453 or
29.9% of net assets.

(c)	Zero coupon security.
(d)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(e)	This issuer is in default and interest is not being accrued by the Fund.
(f)	Step-up security. A security where the coupon increases or steps up at a predetermined date.

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)
(g)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers
(see Restricted Securities table).

(h)	When-issued security. The interest rate shown reflects the rate in effect at October 31, 2025. Interest will begin accruing on the security’s first settlement date.

Abbreviations throughout the Portfolio of Investments:
AG	– Assured Guaranty, Inc.
AMT	– Alternative Minimum Tax
BAM	– Build America Mutual
CABS	– Capital Appreciation Bonds
COPS	– Certificates of Participation

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of October 31, 2025 is as follows:

	Total Value at 10/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$833,807,575	$—	$833,807,575	$—

*	See Portfolio of Investments for state and territory breakout.

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2025 (Unaudited)

Restricted Securities
As of October 31, 2025, the Fund held restricted securities as shown in the following table that the Advisor deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees:

Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
OK St Dev Fin Auth Sr OK Proton Ctr, Ser A1, 7.25%, 09/01/51	02/12/21 - 06/04/21	$2,400,000	$100.26	$2,437,672	$2,406,272	0.28%
Polk Cnty FL Indl Dev Auth Mineral Dev LLC Secondary Phosphate Tailings Recovery Proj, 5.88%, 01/01/33	10/23/20	1,000,000	39.00	1,000,000	390,000	0.05
Pub Fin Auth WI Rev Sr Proton Intl AR LLC, Ser A, 6.85%, 01/01/51	12/17/21	2,000,000	68.51	1,964,673	1,370,180	0.16
				$5,402,345	$4,166,452	0.49%